Decommissioning and Other Provisions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of other provisions [line items]
Decommissioning and other provisions	$ 30,934	$ 24,610	$ 24,527
Decommissioning and restoration
Disclosure of other provisions [line items]
Discount rate applied to provision	1.75%	3.00%
Percentage increase in discount rate assumption	0.50%
Percentage decrease in discount rate assumption	0.50%
Decrease in provision due to increase in discount rate assumption	$ 1,700
Increase in provision due to decrease in discount rate assumption	2,200
Increase in provision as a result of the change in discount rate	3,999	$ 2,241
Decrease in provision as a result of the changes in cost estimates	1,909	545
Decommissioning and other provisions	23,175	19,019	$ 17,933
Decommissioning and restoration | Between 1 and 5 years
Disclosure of other provisions [line items]
Amount of provisions expected to be utilized	3,921
Decommissioning and restoration | Between 6 and 10 years
Disclosure of other provisions [line items]
Amount of provisions expected to be utilized	$ 2,206
Onerous contracts provision
Disclosure of other provisions [line items]
Decommissioning and other provisions		$ 1,739